T. ROWE PRICE TOTAL RETURN ETF

February 28, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 13.0%
Car Loan 4.6%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	133	135
ARI Fleet Lease Trust, Series 2025-A, Class B, 4.70%, 1/17/34 (1)	1,000	1,017
Avis Budget Rental Car Funding AESOP, Series 2022-5A, Class C, 6.24%, 4/20/27 (1)	33	33
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	100	101
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class D, 7.26%, 10/20/27 (1)	205	207
Avis Budget Rental Car Funding AESOP, Series 2023-3A, Class D, 7.32%, 2/20/28 (1)	115	117
Avis Budget Rental Car Funding AESOP, Series 2024-3A, Class B, 5.58%, 12/20/30 (1)	360	374
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class B, 4.46%, 2/20/30 (1)	170	171
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class B, FRN, SOFR30A + 1.30%, 4.967%, 12/26/31 (1)	88	88
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class C, 4.44%, 11/17/31	385	387
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	205	212
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	194
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	87
CarMax Auto Owner Trust, Series 2024-2, Class D, 6.42%, 10/15/30	90	94
CarMax Auto Owner Trust, Series 2024-3, Class D, 5.67%, 1/15/31	40	41
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30	40	41
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 1/15/30	175	180
CarMax Select Receivables Trust, Series 2025-A, Class B, 5.01%, 9/16/30	1,400	1,425
Carvana Auto Receivables Trust, Series 2021-P1, Class D, 1.82%, 12/10/27	95	95
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	11	11
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	30
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	617	620
Carvana Auto Receivables Trust, Series 2023-N3, Class B, 6.45%, 5/10/28 (1)	179	180
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	55	56
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.80%, 5/10/30 (1)	150	153
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	60	61
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	80	82
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	310	312
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	585	590
Carvana Auto Receivables Trust, Series 2025-N1, Class B, 5.05%, 5/12/31 (1)	1,177	1,194
Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.34%, 8/11/31	1,340	1,382
Carvana Auto Receivables Trust, Series 2025-P3, Class B, 4.48%, 10/10/31	105	106
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33 (1)	394	397
Drive Auto Receivables Trust, Series 2025-2, Class B, 4.14%, 9/15/32	230	231
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	101
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%, 9/20/29 (1)	215	218
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92%, 9/17/29	780	787
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	190	192
Exeter Automobile Receivables Trust, Series 2025-4A, Class C, 4.57%, 6/16/31	685	692
Exeter Select Automobile Receivables Trust, Series 2025-2, Class B, 4.63%, 11/17/31	180	182

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, 12/15/31	435	442
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42%, 3/15/32	650	656
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00%, 3/15/32	725	739
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%, 6/15/28	25	25
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	545	546
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	475	481
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	100
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class C, 4.88%, 3/15/29 (1)	800	805
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class C, 4.96%, 3/15/30 (1)	820	831
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	99	101
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	127	128
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	651	656
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29 (1)	15	15
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 4/25/29 (1)	25	25
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class B, 4.42%, 9/25/30 (1)	111	111
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class C, 4.72%, 9/25/30 (1)	55	55
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	111	113
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.622%, 6/15/32 (1)	148	150
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	409	412
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.484%, 1/16/34 (1)	250	251
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class C, 4.661%, 1/16/34 (1)	250	252
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	3	3
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	15	15
Santander Drive Auto Receivables Trust, Series 2025-2, Class B, 4.87%, 5/15/31	675	684
Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, 5/15/31	675	687
Santander Drive Auto Receivables Trust, Series 2026-1, Class C, 4.26%, 4/15/32	700	702
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	705	712
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	37	37
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	174
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.20%, 10/20/32 (1)	385	396
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C, 4.44%, 8/20/30 (1)	815	820
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%, 6/20/29 (1)	610	619
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	44	44
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	731	738
Wheels Fleet Lease Funding 1, Series 2025-1A, Class C, 5.08%, 1/18/40 (1)	840	856
		26,002
Other Asset-Backed Securities 8.4%
AMSR Trust, Series 2021-SFR2, Class C, 1.877%, 8/17/38 (1)	1,445	1,426
AMSR Trust, Series 2021-SFR2, Class A, 1.527%, 8/17/38 (1)	466	460
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,753	1,724
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	100
Amur Equipment Finance Receivables XI, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	10	10
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	140	143
ARES LX, Series 2021-60A, Class CR, CLO, FRN, 3M TSFR + 1.75%, 5.418%, 7/18/34 (1)	1,375	1,375
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	100	102
Bain Capital Credit, Series 2022-3A, Class BR, FRN, 3M TSFR + 1.63%, 5.30%, 7/17/35 (1)	780	781
Barings, Series 2021-3A, Class B1R, CLO, FRN, 3M TSFR + 1.63%, 5.298%, 1/18/35 (1)	1,150	1,151
Battalion XII, Series 2018-12A, Class CRR, CLO, FRN, 3M TSFR + 1.55%, 5.203%, 5/17/31 (1)	305	305
Battalion XV, Series 2020-15A, Class CR, CLO, FRN, 3M TSFR + 1.90%, 5.568%, 1/17/33 (1)	250	250
Battalion XV, Series 2020-15A, Class BR, CLO, FRN, 3M TSFR + 1.50%, 5.168%, 1/17/33 (1)	1,000	1,001
Benefit Street Partners, Series 2021-23A, Class B1R, CLO, FRN, 3M TSFR + 1.55%, 5.218%, 4/25/34 (1)	250	250
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/32 (1)	177	178
CCG Receivables Trust, Series 2025-1, Class C, 4.89%, 10/14/32 (1)	500	508
Chenango Park, Series 2018-1A, Class BR, CLO, FRN, 3M TSFR + 1.80%, 5.472%, 4/15/30 (1)	1,235	1,237
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	44	44
Clarus Capital Funding, Series 2024-1A, Class B, 4.79%, 8/20/32 (1)	100	101
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	33
Crown Point 7, Series 2018-7A, Class AR, CLO, FRN, 3M TSFR + 1.23%, 4.898%, 10/20/31 (1)	8	8
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	225	222
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (1)	100	101
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30 (1)	1,610	1,626
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	100	101
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (1)	100	101
Dext ABS, Series 2025-1, Class C, 5.39%, 8/15/35 (1)	1,340	1,372
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	37	37
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	67

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
DLLST, Series 2024-1A, Class A4, 4.93%, 4/22/30 (1)	40	40
Dryden 93, Series 2021-93A, Class BR, CLO, FRN, 3M TSFR + 1.70%, 5.372%, 1/15/38 (1)	250	251
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	46	48
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	46	48
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	1,346	1,344
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	48	49
Harbor Park, Series 2018-1A, Class CR2, CLO, FRN, 3M TSFR + 1.65%, 5.318%, 1/20/31 (1)	1,120	1,119
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	789	765
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	196	185
Hardee's Funding, Series 2024-1A, Class A2, 7.253%, 3/20/54 (1)	99	103
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	61	62
Home Partners of America Trust, Series 2022-1, Class A, 3.93%, 4/17/39 (1)	131	130
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	143	142
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	42	42
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	100	100
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	205	206
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,600	1,619
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	100	101
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (1)	100	102
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%, 2/26/52 (1)	1,527	1,490
Jamestown XV, Series 2020-15A, Class A1R, CLO, FRN, 3M TSFR + 1.37%, 5.042%, 7/15/35 (1)	250	251
KKR 43, Series 2022-43A, Class BR, CLO, FRN, 3M TSFR + 2.50%, 6.172%, 1/15/36 (1)	300	301
Madison Park Funding LX, Series 2022-60A, Class BR, FRN, 3M TSFR + 1.75%, 5.418%, 10/25/37 (1)	315	316
Madison Park Funding XXIV, Series 2016-24A, Class CR2, FRN, 3M TSFR + 2.05%, 5.718%, 10/20/29 (1)	1,625	1,624
Madison Park Funding XXX, Series 2018-30A, Class BR, FRN, 3M TSFR + 1.75%, 5.421%, 7/16/37 (1)	700	701
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	97
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	43	43
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	35	37
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	35	36
Neuberger Berman Loan Advisers, Series 2021-43A, Class AR, FRN, 3M TSFR + 1.05%, 4.718%, 7/17/36 (1)	1,380	1,378
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	265	266
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 4.883%, 11/13/31 (1)	108	109
OCP, Series 2017-13A, Class B1R2, CLO, FRN, 3M TSFR + 1.70%, 5.37%, 11/26/37 (1)	250	251
Octagon Investment Partners 47, Series 2020-1A, Class A2R2, FRN, 3M TSFR + 1.55%, 5.219%, 1/22/38 (1)	330	330
Octagon Investment Partners 47, Series 2020-1A, Class BR2, FRN, 3M TSFR + 1.70%, 5.369%, 1/22/38 (1)	325	326
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	102
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	810	825
Octane Receivables Trust, Series 2025-RVM1, Class B, 4.83%, 12/20/46 (1)	345	349

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Octane Receivables Trust, Series 2025-RVM1, Class C, 5.26%, 12/20/46 (1)	705	719
OZLM Funding II, Series 2012-2A, Class BR4, FRN, 3M TSFR + 1.75%, 5.417%, 7/30/37 (1)	1,270	1,272
Palmer Square, Series 2021-1A, Class A1AR, CLO, FRN, 3M TSFR + 1.15%, 4.818%, 4/20/38 (1)	1,335	1,336
Palmer Square Loan Funding, Series 2024-3A, Class BR, FRN, 3M TSFR + 1.45%, 5.11%, 8/8/32 (1)	465	464
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	296	297
Post, Series 2022-1A, Class BR, CLO, FRN, 3M TSFR + 1.45%, 5.112%, 4/20/35 (1)	505	503
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	20	20
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	101
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.382%, 10/17/38 (1)	638	630
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305%, 4/17/42 (1)	1,628	1,562
RR 34, Series 2024-34RA, Class A2AR, FRN, 3M TSFR + 1.70%, 5.372%, 10/15/39 (1)	250	250
SCF Equipment Leasing, Series 2024-1A, Class D, 6.58%, 6/21/33 (1)	125	131
Sculptor XXVII, Series 27A, Class BRR, CLO, FRN, 3M TSFR + 1.50%, 5.159%, 4/20/37 (1)	505	505
SEB Funding, Series 2021-1A, Class A2, 4.969%, 1/30/52 (1)	793	793
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1)	145	149
Shackleton, Series 2019-14A, Class BRR, CLO, FRN, 3M TSFR + 1.55%, 5.218%, 7/20/34 (1)	1,010	1,011
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	46	46
Signal Peak 5, Series 2018-5A, Class BR, CLO, FRN, 3M TSFR + 2.20%, 5.868%, 4/25/37 (1)	250	250
Sonic Capital, Series 2020-1A, Class A2I, 3.845%, 1/20/50 (1)	307	305
Sound Point XXII, Series 2019-1A, Class BRR, CLO, FRN, 3M TSFR + 1.65%, 5.318%, 1/20/32 (1)	250	250
Symphony XVI, Series 2015-16A, Class ARR, CLO, FRN, 3M TSFR + 1.20%, 4.872%, 10/15/31 (1)	47	47
TPIC SPV I, Series 2024-1A, Class A1, Acquisition Date: 12/10/24, Cost $280, 7.131%, 11/30/44 (2)(3)	257	229
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 7/17/38 (1)	751	744
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 6/17/40 (1)	100	100
Tricon Residential Trust, Series 2024-SFR2, Class D, 6.00%, 6/17/40 (1)	155	157
Trinitas VII, Series 2017-7A, Class A1R2, CLO, FRN, 3M TSFR + 1.06%, 4.728%, 1/25/35 (1)	1,000	998
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	73	74
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	64	65
Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	665	669
Verizon Master Trust, Series 2025-3, Class C, 4.90%, 3/20/30	1,500	1,511
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	100	100
Wingspire Equipment Finance, Series 2025-1A, Class C, 4.76%, 9/20/33 (1)	100	101
Zaxbys Funding, Series 2021-1A, Class A2, 3.238%, 7/30/51 (1)	1,242	1,191
		46,782

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Student Loan 0.0%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	146
		146
Total Asset-Backed Securities (Cost $72,058)		72,930
BANK LOANS 6.2% (4)
FINANCIAL INSTITUTIONS 1.1%
Brokerage Asset Managers Exchanges 0.1%
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 8.923%, 10/6/28	25	25
HighTower Holdings, FRN, 3M TSFR + 2.75%, 6.413%, 2/3/32 (2)	277	273
Jane Street Group, FRN, 3M TSFR + 2.00%, 5.673%, 12/15/31	261	253
		551
Finance Companies 0.0%
Daintree BidCo, FRN, 1M TSFR + 4.50%, 11/24/32 (2)(5)	90	89
		89
Insurance 1.0%
Acrisure, FRN, 1M TSFR + 3.25%, 6.923%, 6/21/32	219	212
Alera Group, FRN, 1M TSFR + 5.50%, 9.173%, 5/30/33	880	861
Alera Group, FRN, 1M TSFR + 2.75%, 6.423%, 5/30/32	145	137
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.173%, 9/19/31	650	635
Asurion, FRN, 1M TSFR + 5.25%, 9.037%, 1/20/29	287	286
Asurion, B-13, FRN, 1M TSFR + 4.25%, 7.923%, 9/19/30	159	159
HUB International, FRN, 3M TSFR + 2.25%, 5.92%, 6/20/30	697	689
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.00%, 6.664%, 2/2/33	604	579
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.923%, 7/2/32	833	830
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.673%, 7/2/31	344	331
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 8.422%, 5/6/32	535	530
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 6.422%, 5/6/31	149	146
		5,395
Total Financial Institutions		6,035
INDUSTRIAL 4.9%
Basic Industry 0.0%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.423%, 8/18/30	174	174
		174
Capital Goods 1.0%
Charter NEX US, FRN, 1M TSFR + 2.50%, 6.171%, 11/29/30	831	830
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.171%, 9/28/28	278	273
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 9.934%, 5/21/29 (2)	646	649
Filtration Group, FRN, 1M TSFR + 2.75%, 6.423%, 10/21/28	492	492
LTI Holdings, FRN, 1M TSFR + 3.75%, 7.423%, 7/29/29	579	579
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 6.423%, 3/28/31	187	186
Pro Mach Group, FRN, 1M TSFR + 2.75%, 6.423%, 10/15/32	265	265

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 5.923%, 1/30/32	265	265
Resilience Parent, FRN, 1M TSFR + 2.50%, 1/22/33 (5)	245	244
Resilience Parent, FRN, 1M TSFR + 2.50%, 1/22/33 (5)	1,085	1,074
TK Elevator Midco, FRN, 1M TSFR + 2.75%, 4/30/30 (5)	100	100
TK Elevator Midco GmbH, FRN, 6M TSFR + 2.75%, 6.377%, 4/30/30	465	465
TransDigm, FRN, 1M TSFR + 2.50%, 6.173%, 8/19/32	249	249
TransDigm, FRN, 1M TSFR + 2.50%, 6.16%, 2/10/33	85	85
		5,756
Communications 0.7%
BCPE Pequod Buyer, FRN, 3M TSFR + 2.75%, 6.417%, 11/25/31	274	264
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 7.787%, 8/21/28	358	359
CMG Media, FRN, 3M TSFR + 3.50%, 7.272%, 6/18/29	395	372
Connect Finco, FRN, 1M TSFR + 4.50%, 8.173%, 9/27/29	163	163
CSC Holdings, FRN, 3M TSFR + 1.50%, 6.45%, 4/15/27	699	603
DirecTV Financing, FRN, 3M TSFR + 5.50%, 9.167%, 2/17/31	211	211
EW Scripps, FRN, 1M TSFR + 5.75%, 9.532%, 6/30/28	139	140
EW Scripps, FRN, 1M TSFR + 3.35%, 7.132%, 11/30/29	252	244
iHeartCommunications, FRN, 1M TSFR + 5.78%, 9.562%, 5/1/29	180	155
Lamar Media, FRN, 1M TSFR + 1.50%, 5.176%, 9/23/32	170	170
Level 3 Financing, FRN, 1M TSFR + 3.25%, 6.923%, 3/29/32	730	731
Radiate Holdco, FRN, (1.50% PIK and 1M TSFR + 3.50% cash), 7.287%, 9/25/29 (6)	180	156
Radiate Holdco, Closing Date Term Loan, FRN, 1M TSFR + 4.00%, 7.673%, 6/26/29 (2)	39	39
Radiate Holdco, Delayed Draw Term Commitment, FRN, 1M TSFR + 4.00%, 3.558%, 6/26/29 (2)(7)	118	118
Sinclair Television Group, FRN, 1M TSFR + 3.30%, 7.087%, 12/31/29	119	101
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%, 2/19/30	162	120
ViaSat, FRN, 1M TSFR + 4.50%, 8.287%, 3/2/29	163	163
		4,109
Consumer Cyclical 0.6%
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 7.787%, 4/6/28	461	459
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.923%, 2/6/30	143	142
Clarios Global, FRN, 1M TSFR + 2.75%, 6.423%, 1/28/32	389	388
Delta 2 (LUX), FRN, 3M TSFR + 1.75%, 5.422%, 9/10/31	195	195
EG America, FRN, 1M TSFR + 3.25%, 6.923%, 2/10/31	298	297
EOC Borrower, FRN, 1M TSFR + 2.75%, 6.423%, 3/24/32	239	238
IRB Holding, FRN, 1M TSFR + 2.50%, 6.173%, 12/15/30	226	225
Loire Finco Luxembourg, FRN, 1M TSFR + 4.00%, 7.673%, 1/21/30	248	248
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 7.922%, 8/1/30	121	114
TKO Worldwide Holdings, FRN, 3M TSFR + 2.00%, 5.664%, 11/21/31	427	427
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.173%, 1/30/31	279	277
		3,010
Consumer Non-Cyclical 0.7%
Bausch & Lomb, FRN, 1M TSFR + 3.75%, 7.423%, 1/15/31	650	649
Bausch Health, FRN, 1M TSFR + 6.25%, 9.923%, 10/8/30	453	440

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hologic, FRN, 1M TSFR + 2.25%, 1/14/33 (5)	460	454
Hopper Merger Sub, FRN, 1/5/34 (2)(5)	960	950
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.422%, 5/17/31	351	351
Medline Borrower, FRN, 1M TSFR + 1.75%, 5.423%, 10/23/28	35	35
Medline Borrower, FRN, 1M TSFR + 1.75%, 5.423%, 10/23/30	338	339
Opal Bidco, FRN, 3M TSFR + 3.00%, 6.686%, 4/28/32	653	652
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.172%, 4/16/32	175	146
		4,016
Energy 0.2%
Hilcorp Energy I, FRN, 1M TSFR + 1.75%, 5.417%, 2/11/30 (2)	812	811
Prairie ECI Acquiror, FRN, 1M TSFR + 3.25%, 6.923%, 8/1/29	153	153
		964
Industrial Other 0.1%
Albion Financing 3, FRN, 3M TSFR + 3.00%, 6.664%, 5/21/31	258	258
		258
Technology 1.5%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.172%, 2/23/32	1,081	1,063
Applied Systems, FRN, 1M TSFR + 2.25%, 5.924%, 2/24/31	843	825
Athenahealth Group, FRN, 1M TSFR + 2.75%, 6.423%, 2/15/29	274	267
Avalara, FRN, 3M TSFR + 2.75%, 6.422%, 3/26/32	568	526
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.922%, 3/21/31	343	318
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.922%, 8/13/32	159	147
Delta TopCo, FRN, 3M TSFR + 5.25%, 8.914%, 11/29/30	440	375
Disco Parent, FRN, 3M TSFR + 3.00%, 6.673%, 8/6/32 (2)	165	160
Dye & Durham, FRN, 3M TSFR + 4.25%, 8.022%, 4/11/31	91	81
Ellucian Holdings, FRN, 1M TSFR + 2.50%, 6.173%, 10/9/29	188	182
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.423%, 11/22/32	1,011	971
Epicor Software, FRN, 1M TSFR + 2.50%, 6.173%, 5/30/31	388	376
Instructure Holdings, FRN, 3M TSFR + 2.75%, 6.445%, 11/13/31	269	254
Kaseya, FRN, 1M TSFR + 5.00%, 8.673%, 3/21/33	322	260
McAfee, FRN, 1M TSFR + 3.00%, 6.673%, 3/1/29	252	218
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 8.76%, 2/3/33	360	338
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%, 8.672%, 5/9/33	780	581
QualityTech, FRN, 1M TSFR + 3.50%, 7.173%, 11/4/31	50	49
Sabre GLBL, FRN, 1M TSFR + 6.00%, 9.773%, 11/15/29	121	84
Sandisk, FRN, 3M TSFR + 3.00%, 6.669%, 2/20/32	25	25
UKG, FRN, 3M TSFR + 2.50%, 6.167%, 2/10/31	279	263
Vantor Holdings, FRN, 1M TSFR + 4.50%, 2/28/33 (5)	370	364
X, FRN, 6M TSFR + 6.50%, 10.448%, 10/26/29	339	340
X, 9.50%, 10/26/29	275	288
X.AI, FRN, 12.50%, 6/28/30	52	59
		8,414
Transportation 0.1%
American Airlines, FRN, 3M TSFR + 2.25%, 5.918%, 4/20/28	419	418

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bettcher Industries, FRN, 3M TSFR + 4.00%, 7.672%, 12/14/28	183	184
		602
Total Industrial		27,303
UTILITY 0.2%
Electric 0.2%
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 5.923%, 2/26/32	156	155
Cornerstone Generation, FRN, 3M TSFR + 2.25%, 5.917%, 8/11/32	289	289
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.153%, 5/17/30	432	433
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.153%, 12/15/31	193	193
Talen Energy Supply, FRN, 3M TSFR + 2.00%, 5.672%, 11/25/32	195	195
		1,265
Total Utility		1,265
Total Bank Loans (Cost $35,462)		34,603
BOND FUNDS 0.4%
Mutual Funds 0.4%

T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.01% (8)(9)	275	2,537
Total Bond Funds (Cost $2,600)		2,537
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Consumer Cyclical 0.0%
Luxco (EUR) (10)	1	17
		17
Total Industrial		17
Total Common Stocks (Cost $16)		17
CONVERTIBLE BONDS 0.1%
INDUSTRIAL 0.1%
Communications 0.1%
Cable One, Zero Coupon, 3/15/26	195	194
Cable One, 1.125%, 3/15/28	180	140
		334
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29	45	49
		49
Total Industrial		383
Total Convertible Bonds (Cost $397)		383

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS 0.2%
FINANCIAL INSTITUTIONS 0.0%
Brokerage Asset Managers Exchanges 0.0
Ares Management, Series B, 6.75%, 10/1/27	3	102
		102
Total Financial Institutions		102
INDUSTRIAL 0.1%
Capital Goods 0.0
Boeing, 6.00%, 10/15/27 (11)	2	162
		162
Consumer Non-Cyclical 0.1
Keurig Dr Pepper, Series A, PIPE , Acquisition Date: 12/24/25, Cost $334 (2)(3)(7)(10)	—	327
		327
Total Industrial		489
MISCELLANEOUS 0.1%
Miscellaneous 0.1
Acrisure, Series A-2 , Acquisition Date: 5/20/25, Cost $400 (2)(3)(10)	17	400
		400
Total Miscellaneous		400
UTILITY 0.0%
Electric 0.0
Southern, Series A, 7.125%, 12/15/28 (10)(11)	3	173
		173
Total Utility		173
Total Convertible Preferred Stocks (Cost $1,138)		1,164
CORPORATE BONDS 17.0%
FINANCIAL INSTITUTIONS 4.8%
Banking 1.6%
Bank of America, VR, 5.162%, 1/24/31 (11)(12)	795	825
Bank of America, VR, 5.464%, 5/9/36 (12)	425	445
Bank of America, VR, 5.468%, 1/23/35 (12)	477	500
Bank of America, VR, 5.511%, 1/24/36 (12)	55	58
Barclays, VR, 5.367%, 2/25/31 (12)	525	545
Barclays, VR, 5.785%, 2/25/36 (12)	215	225
CaixaBank, VR, 6.037%, 6/15/35 (1)(12)	1,000	1,073
Citigroup, VR, 4.952%, 5/7/31 (12)	825	847
Citigroup, VR, 5.174%, 9/11/36 (12)	280	285
Citigroup, VR, 5.333%, 3/27/36 (12)	270	278
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (12)	485	486
Ipoteka-Bank ATIB, 6.45%, 10/9/30 (11)	530	545
JPMorgan Chase, VR, 4.81%, 10/22/36 (12)	350	349

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley, VR, 5.32%, 7/19/35 (12)	135	140
PNC Financial Services Group, VR, 5.373%, 7/21/36 (12)	200	207
Societe Generale, VR, 5.50%, 4/13/29 (1)(12)	800	821
Societe Generale, VR, 6.691%, 1/10/34 (1)(12)	575	631
Toronto-Dominion Bank, 4.928%, 10/15/35	320	323
Wells Fargo, VR, 2.572%, 2/11/31 (12)	115	108
Wells Fargo, VR, 6.491%, 10/23/34 (12)	410	455
		9,146
Brokerage Asset Managers Exchanges 0.2%
Hightower Holding, 9.125%, 1/31/30 (1)	145	150
Jane Street Group, 7.125%, 4/30/31 (1)	270	280
Jane Street Group / JSG Finance, 6.125%, 11/1/32 (1)	165	165
Jane Street Group / JSG Finance, 6.75%, 5/1/33 (1)	485	498
LPL Holdings, 5.65%, 3/15/35	62	63
Osaic Holdings, 8.00%, 8/1/33 (1)	155	155
		1,311
Finance Companies 0.7%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1)	150	150
Blackstone Secured Lending Fund, 5.25%, 9/4/29 (13)	175	174
Blue Owl GP Stakes, 4.88%, 10/30/28, Acquisition Date: 10/9/25, Cost $430 (2)(3)	430	430
Cobra AcquisitionCo, 12.25%, 11/1/29 (1)	105	107
Golub Capital Private Credit Fund, 5.875%, 5/1/30	858	858
Midcap Financial Issuer Trust, 3M TSFR + 2.05%, 5.722%, 4/15/29, Acquisition Date: 12/22/25, Cost $550 (1)(3)	550	551
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1)	400	397
Navient, 7.875%, 6/15/32 (11)	206	192
Navient, 9.375%, 7/25/30	400	405
Navient, 11.50%, 3/15/31	225	239
OneMain Finance, 7.50%, 5/15/31	100	103
SLM, 5.625%, 8/1/33	96	79
		3,685
Financial Other 0.6%
Aldar Properties PJSC, VR, 6.623%, 4/15/55 (12)	540	562
Atlas Warehouse Lending, 4.95%, 11/15/30 (1)	250	250
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29 (EUR)	540	617
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34	404	417
HA Sustainable Infrastructure Capital, VR, 7.125%, 11/15/56 (12)	101	101
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (12)	329	347
HAT Holdings I / HAT Holdings II, 3.75%, 9/15/30 (1)(11)	405	380
HAT Holdings I / HAT Holdings II, 8.00%, 6/15/27 (1)	40	42
Howard Hughes, 5.875%, 3/1/32 (1)	222	222
Howard Hughes, 6.125%, 3/1/34 (1)	267	266
Inmobiliaria Vesta, 5.50%, 1/30/33 (1)	290	292
		3,496

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Insurance 1.2%
Acrisure / Acrisure Finance, 7.50%, 11/6/30 (1)	25	26
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	213	216
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.375%, 10/1/32 (1)	520	516
Aspen Insurance Holdings, 5.75%, 7/1/30	255	268
Asurion and Asurion Co-Issuer, 8.00%, 12/31/32 (1)	540	568
Asurion and Asurion Co-Issuer, 8.375%, 2/1/34 (1)	444	441
Centene, 4.625%, 12/15/29	805	785
Five Corners Funding Trust II, 2.85%, 5/15/30 (1)	200	189
GA Global Funding Trust, 5.50%, 4/1/32 (1)	700	710
Health Care Service, 5.875%, 6/15/54 (1)	565	549
HUB International, 7.25%, 6/15/30 (1)	280	289
HUB International, 7.375%, 1/31/32 (1)	250	255
Jones DesLauriers Insurance Management, 6.875%, 10/1/33 (1)	455	424
Jones DesLauriers Insurance Management, 7.25%, 10/1/33 (CAD) (1)	405	292
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	160	166
Molina Healthcare, 6.50%, 2/15/31 (1)	95	95
Panther Escrow Issuer, 7.125%, 6/1/31 (1)	165	168
Reinsurance Group of America, 6.00%, 9/15/33	243	260
UnitedHealth Group, 5.30%, 6/15/35 (11)	265	276
UnitedHealth Group, 5.95%, 6/15/55	150	155
		6,648
Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, 2.00%, 5/18/32	104	89
Alexandria Real Estate Equities, 5.25%, 5/15/36	95	96
Alexandria Real Estate Equities, 5.50%, 10/1/35	165	170
Brixmor Operating Partnership, 4.85%, 2/15/33	85	86
Brixmor Operating Partnership, 5.20%, 4/1/32	225	232
Cofinimmo, 0.875%, 12/2/30 (EUR)	300	319
FIBRA Prologis, 5.50%, 11/26/35 (1)	230	233
MPT Operating Partnership / MPT Finance, 0.993%, 10/15/26 (EUR)	165	191
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	195	209
Praemia Healthcare SACA, 3.875%, 6/5/32 (EUR)	200	238
Realty Income, 5.125%, 4/15/35	155	159
Service Properties Trust, 0.000%, 9/30/28 (1)	180	164
Service Properties Trust, 8.625%, 11/15/31 (1)	430	452
		2,638
Total Financial Institutions		26,924
INDUSTRIAL 10.4%
Basic Industry 0.4%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	160	176
Celanese US Holdings, 7.379%, 7/15/32	265	279
GC Treasury Center, VR, 6.50% (1)(12)(14)	200	201
Sherwin-Williams, 5.15%, 8/15/35	170	175

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
South32 Treasury, 4.35%, 4/14/32 (1)	1,221	1,205
		2,036
Capital Goods 0.6%
Axon Enterprise, 6.125%, 3/15/30 (1)	90	93
Axon Enterprise, 6.25%, 3/15/33 (1)	270	280
Boeing, 3.75%, 2/1/50	142	105
Boeing, 6.858%, 5/1/54	952	1,092
Quikrete Holdings, 6.375%, 3/1/32 (1)	250	260
Quikrete Holdings, 6.75%, 3/1/33 (1)	150	156
Regal Rexnord, 6.05%, 4/15/28	40	41
Regal Rexnord, 6.30%, 2/15/30	580	620
TransDigm, 6.125%, 7/31/34 (1)	170	173
TransDigm, 6.75%, 1/31/34 (1)	155	161
TransDigm, 7.125%, 12/1/31 (1)	370	388
Vertiv Holdings, 5.80%, 3/15/56 (13)	60	60
		3,429
Communications 2.4%
Altice France, 6.875%, 7/15/32, Acquisition Date: 10/1/25, Cost $144 (1)(3)	152	146
American Tower, 4.70%, 12/15/32	195	197
AT&T, 4.55%, 11/1/32	335	337
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1)(11)	270	274
Beignet Investor, 6.581%, 5/30/49 (1)	750	797
CCO Holdings / CCO Holdings Capital, 4.50%, 6/1/33 (1)	175	156
CCO Holdings / CCO Holdings Capital, 7.00%, 2/1/33 (1)	235	240
CCO Holdings / CCO Holdings Capital, 7.375%, 3/1/31 (1)	235	243
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1)	105	111
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)	163	164
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1)	80	86
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)	160	161
CMG Media, 8.875%, 6/18/29 (1)(11)	405	356
Connect Finco / Connect US Finco, 9.00%, 9/15/29 (1)	200	212
CSC Holdings, 5.50%, 4/15/27 (1)	200	169
CSC Holdings, 11.25%, 5/15/28 (1)	200	158
CSC Holdings, 11.75%, 1/31/29 (1)	200	143
DirecTV Financing, 10.00%, 2/15/31 (1)	170	174
Directv Financing, A1, 8.875%, 2/1/30 (1)	85	85
DISH DBS, 5.25%, 12/1/26 (1)	265	258
DISH DBS, 5.75%, 12/1/28 (1)	195	189
DISH DBS, 7.375%, 7/1/28	180	174
EchoStar, 10.75%, 11/30/29	700	765
EW Scripps, 9.875%, 8/15/30 (1)	280	283
Gray Media, 9.625%, 7/15/32 (1)	270	281
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)	555	670
Level 3 Financing, 6.875%, 6/30/33 (1)	80	83
Level 3 Financing, 7.00%, 3/31/34 (1)	440	457

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Meta Platforms, 5.50%, 11/15/45	455	449
Meta Platforms, 5.625%, 11/15/55	800	783
Midas Opco Holdings, 5.625%, 8/15/29 (1)	175	161
NTT Finance, 5.171%, 7/16/32 (1)	200	207
Orange, 5.00%, 1/13/36 (1)	725	728
SBA Tower Trust, 4.831%, 10/15/29 (1)	505	512
Sirius XM Radio, 5.875%, 4/15/32 (1)(13)	280	279
T-Mobile USA, 4.625%, 1/15/33	820	825
T-Mobile USA, 5.00%, 2/15/36	800	805
Univision Communications, 8.50%, 7/31/31 (1)	115	118
Univision Communications, 9.375%, 8/1/32 (1)	120	127
VEON Holdings, 3.375%, 11/25/27	610	585
Viasat, 7.50%, 5/30/31 (1)	105	104
Warnermedia Holdings, 5.05%, 3/15/42	275	193
		13,245
Consumer Cyclical 1.1%
Advance Auto Parts, 7.00%, 8/1/30 (1)	245	251
Advance Auto Parts, 7.375%, 8/1/33 (1)	240	246
Aptiv Swiss Holdings, 3.10%, 12/1/51 (11)	830	541
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(6)	349	382
Clarios Global / Clarios US Finance, 6.75%, 2/15/30 (1)	145	152
eG Global Finance, 12.00%, 11/30/28 (1)	200	215
Ferrari, 3.625%, 5/21/30 (EUR)	230	280
Flutter Treasury DAC, 5.875%, 6/4/31 (1)	245	245
Ford Motor Credit, 5.73%, 9/5/30	270	278
General Motors Financial, 5.45%, 1/8/36 (11)	165	168
General Motors Financial, 6.40%, 1/9/33	154	168
GLP Capital / GLP Financing II, 5.25%, 2/15/33	550	556
Hyundai Capital America, 5.40%, 1/8/31 (1)	150	157
Match Group Holdings II, 6.125%, 9/15/33 (1)	234	233
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $335 (2)(3)	335	335
Nissan Motor, 7.50%, 7/17/30 (1)	215	227
Nissan Motor Acceptance, 6.125%, 9/30/30 (1)	220	220
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	115	111
PetSmart / PetSmart Finance, 7.50%, 9/15/32 (1)	250	253
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)	645	610
Six Flags Entertainment / Canada's Wonderland / Millennium Operations, 8.625%, 1/15/32 (1)	170	172
Voyager Parent, 9.25%, 7/1/32 (1)	225	240
Wand NewCo 3, 7.625%, 1/30/32 (1)	140	146
Yum! Brands, 5.375%, 4/1/32	100	102
		6,288
Consumer Non-Cyclical 1.7%
1261229 BC, 10.00%, 4/15/32 (1)	440	457
AbbVie, 5.40%, 3/15/54	765	751
BAT Capital, 5.35%, 8/15/32	320	336

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bon Secours Mercy Health, 3.464%, 6/1/30	200	197
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	259	281
Cigna Group, 4.50%, 9/15/30	160	162
CommonSpirit Health, 2.782%, 10/1/30	48	45
CVS Health, 5.625%, 2/21/53	630	600
CVS Health, VR, 6.75%, 12/10/54 (12)	738	769
CVS Health, VR, 7.00%, 3/10/55 (12)	176	185
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)	230	277
Health & Happiness H&H International Holdings, 9.125%, 7/24/28	850	898
Icon Investments Six DAC, 6.00%, 5/8/34	587	603
Imperial Brands Finance, 5.625%, 7/1/35 (1)	530	548
Imperial Brands Finance, 6.375%, 7/1/55 (1)	300	311
LifePoint Health, 10.00%, 6/1/32 (1)(11)	538	564
LifePoint Health, 11.00%, 10/15/30 (1)	300	326
Medline Borrower, 6.25%, 4/1/29 (1)	165	170
Newell Brands, 6.625%, 5/15/32 (11)	115	115
Newell Brands, 8.50%, 6/1/28 (1)	139	146
Organon / Organon Foreign Debt Co-Issuer, 5.125%, 4/30/31 (1)	200	177
Paradigm Parent & Paradigm Parent Co-Issuer, 8.75%, 4/17/32 (1)	165	143
Solventum, 5.90%, 4/30/54	434	434
Sutter Health, Series 2025, 5.213%, 8/15/32	125	131
Sutter Health, Series 2025, 5.537%, 8/15/35	390	415
Tenet Healthcare, 6.00%, 11/15/33 (1)	60	62
Tenet Healthcare, 6.875%, 11/15/31	125	137
Wolfspeed, 15.875%, 6/23/30, (9.88% Cash or 4.00% PIK) (1)(6)	120	128
		9,368
Energy 2.2%
Aethon III BR, 10.41%, 1/10/27, Acquisition Date: 9/5/25, Cost $328 (2)(3)	330	328
Breakwater Energy Holdings, 9.25%, 11/15/30 (1)	250	265
Civitas Resources, 8.375%, 7/1/28 (1)	110	114
Civitas Resources, 9.625%, 6/15/33 (1)	375	415
Comstock Resources, 6.75%, 3/1/29 (1)	230	229
Crescent Energy Finance, 7.375%, 1/15/33 (1)	410	407
Crescent Energy Finance, 7.625%, 4/1/32 (1)	105	106
Crescent Energy Finance, 9.75%, 10/15/30 (1)	155	167
Diamondback Energy, 5.40%, 4/18/34	425	442
Diamondback Energy, 5.75%, 4/18/54	864	843
FS Luxembourg, 8.625%, 6/25/33	420	416
Harbour Energy, 6.327%, 4/1/35 (1)	920	958
Hilcorp Energy, 8.375%, 11/1/33 (1)	530	559
Hilcorp Energy I / Hilcorp Finance, 7.25%, 2/15/35 (1)	105	104
Matador Resources, 6.00%, 4/15/34 (1)(13)	131	131
Matador Resources, 6.25%, 4/15/33 (1)	165	168
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	175	184
Occidental Petroleum, 6.05%, 10/1/54	910	906
Occidental Petroleum, 6.20%, 3/15/40	366	382

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Permian Resources Operating, 6.25%, 2/1/33 (1)	160	165
Permian Resources Operating, 9.875%, 7/15/31 (1)	108	116
Prairie Acquiror, 9.00%, 8/1/29 (1)	190	198
Raizen Fuels Finance, 6.25%, 7/8/32	400	188
Raizen Fuels Finance, 6.45%, 3/5/34 (1)	540	241
Range Resources, 4.75%, 2/15/30 (1)	95	94
Sunoco, 7.25%, 5/1/32 (1)	140	148
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	140	145
Targa Resources, 5.55%, 8/15/35	1,220	1,264
Targa Resources Partners / Targa Resources Partners Finance, 5.50%, 3/1/30	42	43
Thaioil Treasury Center, VR, 6.10% (1)(12)(14)	200	201
TPI Composites, 10.00%, 12/6/26, Acquisition Date: 1/6/26, Cost $21 (2)(3)	21	21
Transocean, 7.875%, 10/15/32 (1)	50	54
Transocean, 8.25%, 5/15/29 (1)	85	88
Transocean, 8.75%, 2/15/30 (1)	195	203
Transocean Aquila, 8.00%, 9/30/28 (1)	61	63
Vaca Muerta Sur Oil Pipeline, 9.335%, 7/8/30, Acquisition Date: 12/1/25, Cost $289 (3)	280	280
Venture Global LNG, VR, 9.00% (1)(12)(14)	640	560
Venture Global LNG, 9.50%, 2/1/29 (1)	245	263
Venture Global Plaquemines LNG, 6.125%, 12/15/30 (1)	90	93
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1)	135	142
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1)	150	166
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1)	350	397
		12,257
Industrial Other 0.0%
Albion Financing 1 / Aggreko Holdings, 7.00%, 5/21/30 (1)	200	209
		209
Technology 1.9%
Alphabet, 5.65%, 2/15/56	275	281
Broadcom, 4.55%, 2/15/32	350	354
Cloud Software Group, 8.25%, 6/30/32 (1)	140	140
Cloud Software Group, 9.00%, 9/30/29 (1)	525	512
Dye & Durham, 8.625%, 4/15/29 (1)(11)	180	150
Fiserv, 4.55%, 2/15/31	1,385	1,381
Foundry JV Holdco, 6.10%, 1/25/36 (1)	200	213
Foundry JV Holdco, 6.20%, 1/25/37 (1)	200	214
Foundry JV Holdco, 6.40%, 1/25/38 (1)	240	260
JSC Kaspi.kz, 6.25%, 3/26/30 (1)	805	828
Marvell Technology, 5.45%, 7/15/35	600	623
McAfee, 7.375%, 2/15/30 (1)	285	233
Minerva Merger, 6.50%, 2/15/30 (1)	240	226
Motorola Solutions, 5.40%, 4/15/34	150	157
Neptune Bidco, 9.29%, 4/15/29 (1)	140	140
Neptune Bidco, 10.375%, 5/15/31 (1)	540	545
Neptune Bidco US, 9.50%, 2/15/33 (1)	185	181

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Oracle, 5.20%, 9/26/35	580	561
Oracle, 5.95%, 9/26/55	1,155	1,016
Oracle, 6.85%, 2/4/66	445	427
Paychex, 5.60%, 4/15/35 (11)	200	205
Sabre GLBL, 10.75%, 11/15/29 (1)	10	7
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25, Cost $570 (2)(3)	570	570
Synopsys, 5.70%, 4/1/55	400	400
UKG, 6.875%, 2/1/31 (1)	160	155
WULF Compute, 7.75%, 10/15/30 (1)	370	392
X.AI / X.AI Co Issuer, 12.50%, 6/30/30 (1)	100	114
		10,285
Transportation 0.1%
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (1)(11)	145	147
Heathrow Funding, 1.875%, 3/14/36 (EUR)	459	476
Heathrow Funding, 3.875%, 1/16/38 (EUR)	100	118
		741
Total Industrial		57,858
UTILITY 1.8%
Electric 1.7%
AES, 5.80%, 3/15/32	680	709
AES Andes, 6.25%, 3/14/32 (1)	270	281
Alpha Generation, 6.75%, 10/15/32 (1)	230	239
CFE Fibra E, 5.875%, 9/23/40 (1)	198	198
Chile Electricity Lux Mpc II, 5.58%, 10/20/35 (1)	195	202
CHPE, 5.65%, 9/30/35, Acquisition Date: 8/22/25, Cost $200 (2)(3)	200	200
FirstEnergy, 2.25%, 9/1/30	74	68
FirstEnergy, 2.65%, 3/1/30	390	368
FirstEnergy Transmission, 5.00%, 1/15/35	150	152
Kentucky Utilities, 5.85%, 8/15/55	60	62
Louisville Gas & Electric, 5.85%, 8/15/55	60	61
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	355	361
NRG Energy, 6.00%, 1/15/36 (1)	245	249
Pacific Gas and Electric, 3.50%, 8/1/50	213	146
Pacific Gas and Electric, 4.95%, 7/1/50	205	177
Pacific Gas and Electric, 5.05%, 10/15/32	580	591
Pacific Gas and Electric, 5.90%, 10/1/54	134	130
PacifiCorp, VR, 7.125%, 8/15/56 (12)	315	309
PG&E, VR, 6.85%, 9/15/56 (12)	280	280
PG&E, VR, 7.375%, 3/15/55 (12)	164	170
Public Service Co of Oklahoma, 5.45%, 1/15/36	695	720
Southern California Edison, 4.80%, 3/15/33 (13)	365	367
Talen Energy Supply, 6.25%, 2/1/34 (1)	270	275
Talen Energy Supply, 6.50%, 2/1/36 (1)	270	278
Talen Energy Supply, 8.625%, 6/1/30 (1)	275	289
Vistra, VR, 8.00% (1)(12)(14)	154	157

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vistra, VR, 8.875% (1)(12)(14)	1,520	1,675
Vistra Operations, 5.70%, 12/30/34 (1)	16	17
Vistra Operations, 6.95%, 10/15/33 (1)	490	549
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1)	400	415
		9,695
Natural Gas 0.1%
Southern California Gas, 5.45%, 6/15/35	265	279
		279
Total Utility		9,974
Total Corporate Bonds (Cost $93,312)		94,756
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 4.3%
Owned No Guarantee 0.6%
Comision Federal de Electricidad, 6.045%, 1/28/34 (1)	630	637
Petroleos Mexicanos, 8.75%, 6/2/29	1,090	1,173
Petroleos Mexicanos, 10.00%, 2/7/33	1,220	1,425
		3,235
Sovereign 2.9%
Argentina Republic Government International Bonds, 5.00%, 7/9/35	1,230	926
Argentina Republic Government International Bonds, 1.00%, 7/9/29	616	543
Barbados Government International Bonds, 8.00%, 6/26/35 (1)	200	214
Benin Government International Bonds, 7.96%, 2/13/38 (1)	280	294
Brazilian Government International Bonds, 7.25%, 1/12/56	840	853
Chile Government International Bonds, 3.10%, 5/7/41	1,065	841
Colombia Government International Bonds, 7.75%, 11/7/36	1,555	1,619
Colombia Government International Bonds, 6.125%, 1/21/31	280	280
Colombia Government International Bonds, 6.50%, 1/21/33	560	556
Costa Rica Government International Bonds, 6.001%, 1/16/36 (EUR) (1)	1,250	1,548
Eagle Funding Luxco, 5.50%, 8/17/30 (1)	590	602
Ecuador Government International Bonds, 8.75%, 1/29/34 (1)	480	484
Israel Government International Bonds, 5.50%, 3/12/34	583	607
Israel Government International Bonds, 5.00%, 1/13/36	400	399
Ivory Coast Government International Bonds, 8.075%, 4/1/36 (1)	885	956
Mexico Government International Bonds, 6.125%, 2/9/38	530	537
Montenegro Government International Bonds, 7.25%, 3/12/31	480	514
Montenegro Government International Bonds, 7.25%, 3/12/31 (1)	1,345	1,441
Romania Government International Bonds, 5.375%, 6/7/33 (EUR) (1)(11)	300	368
Romania Government International Bonds, 5.75%, 7/4/36 (1)(13)	260	259
Romanian Government International Bonds, 6.625%, 5/16/36 (1)	828	881
Sri Lanka Government International Bonds, 9.50%, 5/15/36 (1)	1,500	1,497
		16,219
Treasuries 0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/33 (BRL)	16,565	2,776

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nigeria OMO Bills, 21.342%, 4/21/26 (NGN)	2,474,000	1,761
		4,537
Total Foreign Government Obligations & Municipalities (Cost $23,023)		23,991
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	4	3
Puerto Rico Commonwealth, Series CW, GO, VR, 11/1/43 (15)	2,413	1,647
		1,670
Texas 0.0%
Port Beaumont Navigation District, Series B, 10.00%, 7/1/26 (1)	135	135
		135
Total Municipal Securities (Cost $1,584)		1,805
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.7%
Collateralized Mortgage Obligations 4.8%
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	203	199
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	226	225
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	75	75
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	573	578
Bayview Opportunity Master Fund VI Trust, Series 2021-6, Class A5, CMO, ARM, 2.50%, 10/25/51 (1)	439	400
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	92
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1)	23	20
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	77	69
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A4, CMO, ARM, 2.50%, 8/25/50 (1)	779	699
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	574	580
COLT Mortgage Loan Trust, Series 2025-INV2, Class A3, CMO, ARM, 5.954%, 2/25/70 (1)	494	499
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.767%, 1/25/45 (1)	533	533
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.667%, 2/25/45 (1)	1,299	1,300
Cross Mortgage Trust, Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1)	176	177
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1)	1,999	2,021
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO, ARM, 5.509%, 7/25/70 (1)	333	336

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1)	0	0
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	788	791
EFMT, Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1)	83	84
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	145	147
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	259	262
EFMT, Series 2025-NQM3, Class A1, CMO, ARM, 5.494%, 8/25/70 (1)	1,237	1,251
Ellington Financial Mortgage Trust, Series 2021-2, Class A3, CMO, ARM, 1.291%, 6/25/66 (1)	4	3
Ellington Financial Mortgage Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1)	147	148
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class M1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.767%, 9/25/45 (1)	366	366
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.617%, 2/25/45 (1)	110	110
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.817%, 2/25/45 (1)	431	431
GCAT Trust, Series 2025-NQM1, Class A1, CMO, ARM, 5.373%, 11/25/69 (1)	364	367
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	377	321
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	220	221
HOMES Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.425%, 2/25/70 (1)	326	329
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1)	610	611
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1)	724	628
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.308%, 10/25/46 (1)	55	54
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.654%, 5/25/47 (1)	307	282
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 4.685%, 10/26/48 (1)	165	164
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.568%, 12/25/50 (1)	172	156
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.23%, 6/25/50 (1)	168	151
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	160	163
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1)	1,188	1,199
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	298	297
MFA Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	75	75
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	110	111
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1)	292	294
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1)	433	438
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	701	707
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1)	19	17
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1)	137	123
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.632%, 3/25/53 (1)	139	140
OBX Trust, Series 2025-NQM14, Class A1B, CMO, ARM, 5.162%, 7/25/65 (1)	734	738

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	1,099	1,112
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, CMO, ARM, 5.49%, 11/25/44 (1)	152	153
RCKT Mortgage Trust, Series 2025-CES3, Class A1A, CMO, ARM, 5.553%, 3/25/55 (1)	1,076	1,087
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.732%, 2/25/65 (1)	525	531
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.707%, 12/25/49 (1)	397	372
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.433%, 11/25/63 (1)	198	200
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO, ARM, 4.833%, 12/25/64 (1)	255	261
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 5.027%, 7/25/65 (1)	73	74
Towd Point Mortgage Trust, Series 2024-5, Class A1B, CMO, ARM, 4.605%, 10/25/64 (1)	1,154	1,170
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO, ARM, 4.802%, 6/25/65 (1)	492	502
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO, ARM, 4.802%, 6/25/65 (1)	248	252
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO, ARM, 4.103%, 1/25/66 (1)	520	525
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	22	21
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	536	540
Verus Securitization Trust, Series 2025-INV1, Class A3, CMO, ARM, 5.953%, 2/25/70 (1)	240	242
Vista Point Securitization Trust, Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1)	580	583
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	9	9
		26,616
Commercial Mortgage-Backed Securities 2.9%
Bank, Series 2024-BNK47, Class A5, ARM, 5.716%, 6/15/57	254	274
Bank5, Series 2024-5YR10, Class AS, ARM, 5.637%, 10/15/57	1,155	1,197
Bank5, Series 2024-5YR10, Class A3, ARM, 5.302%, 10/15/57	1,270	1,318
Bank5, Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57	315	332
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	965	1,021
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.116%, 8/15/52	635	614
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	640	614
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	767	805
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228%, 5/15/56	255	270
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class C, ARM, 5.451%, 10/10/42 (1)	220	225
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364%, 2/15/57	960	1,014
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, FRN, 1M TSFR + 1.66%, 5.324%, 8/15/38 (1)	132	117
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, ARM, FRN, 1M TSFR + 1.64%, 5.302%, 12/15/39 (1)	86	86
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, FRN, 1M TSFR + 1.64%, 5.301%, 5/15/41 (1)	96	96

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B, FRN, 1M TSFR + 1.84%, 5.501%, 5/15/41 (1)	101	102
BX Commercial Mortgage Trust, Series 2024-SLCT, Class B, ARM, FRN, 1M TSFR + 1.79%, 5.452%, 1/15/42 (1)	100	100
BX Commercial Mortgage Trust, Series 2024-SLCT, Class C, ARM, FRN, 1M TSFR + 2.39%, 6.052%, 1/15/42 (1)	165	165
BX Commercial Mortgage Trust, Series 2026-CSMO, Class C, ARM, FRN, 1M TSFR + 2.00%, 5.667%, 2/15/43 (1)	100	100
BX Trust, Series 2025-ROIC, Class B, ARM, FRN, 1M TSFR + 1.39%, 5.053%, 3/15/30 (1)	820	818
BX Trust, Series 2025-TAIL, Class A, ARM, FRN, 1M TSFR + 1.40%, 5.06%, 6/15/35 (1)	190	190
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.36%, 12/15/44 (1)	615	616
BX Trust, Series 2025-VOLT, Class B, ARM, FRN, 1M TSFR + 2.10%, 5.76%, 12/15/44 (1)	460	461
CENT Trust, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1)	645	661
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.573%, 2/10/49	40	39
CONE Trust, Series 2024-DFW1, Class A, ARM, FRN, 1M TSFR + 1.64%, 5.301%, 8/15/41 (1)	120	120
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, ARM, 3.09%, 1/15/49	38	38
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 3.909%, 12/15/52	145	137
Extended Stay America Trust, Series 2025-ESH, Class C, ARM, FRN, 1M TSFR + 1.85%, 5.51%, 10/15/42 (1)	325	326
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, FRN, 1M TSFR + 1.94%, 5.60%, 5/15/37 (1)	140	140
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.758%, 1/13/40 (1)	730	761
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, ARM, FRN, 1M TSFR + 1.84%, 5.501%, 9/15/41 (1)	240	240
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1)	100	92
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	550	601
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	66
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1, ARM, 3.93%, 1/12/60 (CAD) (1)	1,450	1,071
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2, ARM, 4.40%, 1/12/60 (CAD) (1)	1,690	1,261
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, FRN, 1M TSFR + 1.74%, 5.401%, 5/15/39 (1)	100	100
VNDO Trust, Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1)	105	104
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	100	100
		16,392
Total Non-U.S. Government Mortgage-Backed Securities (Cost $42,295)		43,008
PREFERRED STOCKS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Insurance 0.1
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $246 (2)(3)(10)	—	240

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Navacord, Acquisition Date: 2/4/26, Cost $498 (CAD) (2)(3)(10)	1	447
		687
Total Financial Institutions		687
Total Preferred Stocks (Cost $692)		687
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 26.5%
U.S. Government Agency Obligations 21.7%
Federal Home Loan Mortgage
1.50%, 4/1/41	51	45
2.00%, 3/1/42 - 4/1/52	11,052	5,722
2.50%, 10/1/36 - 5/1/52	19,462	12,231
3.00%, 1/1/33 - 7/1/52	5,116	4,687
3.50%, 10/1/47 - 6/1/52	1,573	1,500
4.00%, 11/1/37 - 10/1/52	761	746
4.50%, 10/1/48 - 10/1/53	941	934
5.00%, 11/1/52 - 2/1/56	6,174	6,221
5.50%, 8/1/53 - 10/1/55	6,336	6,489
6.00%, 2/1/53 - 8/1/55	7,683	7,951
6.50%, 9/1/54 - 9/1/55	1,202	1,256
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	851	774
2.00%, 9/1/36 - 4/1/52	24,069	14,181
2.50%, 3/1/37 - 1/1/54	11,150	4,526
3.00%, 12/1/32 - 9/1/52	5,183	4,803
3.50%, 5/1/35 - 8/1/53	4,333	4,124
4.00%, 11/1/37 - 6/1/53	4,171	4,068
4.50%, 12/1/43 - 2/1/54	2,504	2,497
5.00%, 11/1/44 - 12/1/54	1,382	1,399
5.50%, 7/1/53 - 11/1/55	5,317	5,433
6.00%, 12/1/52 - 7/1/55	2,109	2,188
6.50%, 1/1/53 - 8/1/55	1,498	1,564
UMBS, TBA (16)
2.00%, 3/17/41 - 3/12/56	7,980	6,793
2.50%, 3/12/56	4,870	4,219
3.00%, 3/12/56	3,010	2,723
3.50%, 3/12/56	3,485	3,285
4.00%, 3/12/56	1,775	1,726
4.50%, 3/12/56	615	608
5.00%, 3/15/56	980	984
6.00%, 3/15/55	7,440	7,632
		121,309
U.S. Government Obligations 4.8%
Government National Mortgage Assn.
2.00%, 12/20/50 - 3/20/52	6,447	4,184
2.50%, 8/20/50 - 4/20/52	11,738	4,950

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
3.00%, 11/20/46 - 6/20/52	3,381	3,103
3.50%, 3/20/46 - 10/20/52	2,132	2,040
4.00%, 6/20/47 - 10/20/52	2,217	2,155
4.50%, 6/20/47 - 7/20/53	1,795	1,777
5.00%, 8/20/47 - 12/20/54	1,670	1,687
5.50%, 4/20/48	28	29
6.00%, 9/20/52 - 12/20/52	392	404
Government National Mortgage Assn., TBA (16)
4.50%, 3/19/56	2,390	2,361
5.00%, 3/19/56	1,685	1,691
5.50%, 3/19/56	2,200	2,228
		26,609
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $143,718)		147,918
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 28.6%
U.S. Treasury Obligations 28.6%
U.S. Treasury Bonds, 1.125%, 5/15/40 (17)	395	259
U.S. Treasury Bonds, 1.375%, 11/15/40	4,475	3,005
U.S. Treasury Bonds, 1.75%, 8/15/41	190	133
U.S. Treasury Bonds, 2.00%, 8/15/51	1,420	849
U.S. Treasury Bonds, 2.375%, 2/15/42	2,385	1,814
U.S. Treasury Bonds, 3.25%, 5/15/42 (17)	130	112
U.S. Treasury Bonds, 3.625%, 2/15/53	30	25
U.S. Treasury Bonds, 3.625%, 5/15/53	640	537
U.S. Treasury Bonds, 3.875%, 2/15/43	115	107
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,867
U.S. Treasury Bonds, 4.00%, 11/15/42	155	146
U.S. Treasury Bonds, 4.00%, 11/15/52	280	252
U.S. Treasury Bonds, 4.125%, 8/15/44	17,635	16,701
U.S. Treasury Bonds, 4.25%, 2/15/54	590	553
U.S. Treasury Bonds, 4.25%, 8/15/54	14,490	13,578
U.S. Treasury Bonds, 4.50%, 2/15/44	340	339
U.S. Treasury Bonds, 4.625%, 5/15/54	425	424
U.S. Treasury Bonds, 4.625%, 11/15/44	8,465	8,546
U.S. Treasury Bonds, 4.625%, 2/15/55	10,195	10,169
U.S. Treasury Bonds, 4.75%, 11/15/43	655	674
U.S. Treasury Bonds, 4.75%, 5/15/55	1,795	1,827
U.S. Treasury Bonds, 4.75%, 2/15/45 (17)	9,910	10,159
U.S. Treasury Bonds, 5.00%, 5/15/45	2,185	2,310
U.S. Treasury Notes, 3.50%, 2/15/33	340	335
U.S. Treasury Notes, 3.75%, 8/31/31	4,490	4,526
U.S. Treasury Notes, 3.75%, 12/31/30	11,020	11,130
U.S. Treasury Notes, 4.00%, 2/15/34	2,110	2,138
U.S. Treasury Notes, 4.00%, 6/30/28	3,015	3,057
U.S. Treasury Notes, 4.00%, 2/28/30	4,115	4,197
U.S. Treasury Notes, 4.00%, 3/31/30	4,185	4,269

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.00%, 5/31/30	4,280	4,367
U.S. Treasury Notes, 4.125%, 7/31/31	1,110	1,140
U.S. Treasury Notes, 4.125%, 8/31/30	1,130	1,159
U.S. Treasury Notes, 4.125%, 3/31/32	1,260	1,293
U.S. Treasury Notes, 4.125%, 8/15/53	2,505	2,298
U.S. Treasury Notes, 4.125%, 2/29/32	10,890	11,176
U.S. Treasury Notes, 4.25%, 5/15/35	2,850	2,923
U.S. Treasury Notes, 4.25%, 11/15/34	5,525	5,677
U.S. Treasury Notes, 4.375%, 8/15/43	2,995	2,946
U.S. Treasury Notes, 4.375%, 1/31/32 (17)	10,905	11,337
U.S. Treasury Notes, 4.50%, 12/31/31 (17)	7,475	7,821
U.S. Treasury Notes, 4.875%, 10/31/30	3,340	3,535
		159,710
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $157,032)		159,710
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 3.73% (9)(18)	5,897	5,897
Total Short-Term Investments (Cost $5,897)		5,897
SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.67% (9)(18)	3,148	3,148
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		3,148
Total Securities Lending Collateral (Cost $3,148)		3,148

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank	2 Year Interest Rate Swap, 1/12/29 Receive Fixed 2.50% Annually, Pay Variable 3.68% (SOFR) Annually, 1/8/27 @ 2.50% (10)	1	139,565	353
Barclays Bank	2 Year Interest Rate Swap, 1/12/29 Receive Fixed 2.50% Annually, Pay Variable 3.68% (SOFR) Annually, 1/8/27 @ 2.50% (10)	1	134,735	340
UBS AG	ILS Put/USD Call, 4/21/2026 @ $3.15 (USD) (10)	1	7,050	101
Morgan Stanley	10 Year Interest Rate Swap, 4/08/36 Pay Fixed 4.05% Annually, Receive Variable 3.68% (SOFR) Annually, 4/6/26 @ 4.05% (10)	1	21,980	3
Barclays Bank	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.HY.S45, 5 Year Index, 12/20/30), Pay 5.00% Quarterly, Receive upon credit default, 4/15/26 @ 1.07%* (10)	1	27,550	343
Total OTC Options Purchased (Cost $792)				1,140
Total Options Purchased (Cost $792)				1,140

Total Investments in Securities 106.3% of Net Assets (Cost $583,164)	$593,694
Other Assets Less Liabilities (6.3%)	(34,931)
Net Assets 100.0%	$558,763

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $150,864 and represents 27.0% of net assets.
(2)	See Note 1. Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $4,504 and represents 0.8% of net assets.
(4)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5)	All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(6)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2026, was $413 and was valued at $405 (0.1% of net assets).

T. ROWE PRICE TOTAL RETURN ETF

(8)	SEC 30-day yield
(9)	Affiliated Companies
(10)	Non-income producing
(11)	All or a portion of this security is on loan at February 28, 2026.
(12)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13)	When-issued security.
(14)	Perpetual security with no stated maturity date.
(15)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(16)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $34,250 and represents 6.1% of net assets.
(17)	At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(18)	Seven-day yield

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar

T. ROWE PRICE TOTAL RETURN ETF

PEN	Peruvian New Sol
PHP	Philippines Peso
PIK	Payment-in-kind
PIPE	Private Investment in Public Equity
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE TOTAL RETURN ETF

	Par	$ Value
(Amounts in 000s)
TBA Sale Commitments (1.3)%
U.S. Government & Agency Mortgage-Backed Securities (1.3)%
U.S. Government Obligations (1.3)%
Government National Mortgage Assn., TBA, 6.00%, 3/19/56	(7,065)	(7,208)
		(7,208)
Total TBA Sales Commitments (Proceeds $(7,196))		(7,208)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank	2 Year Interest Rate Swap, 1/12/29 Receive Fixed 2.00% Annually, Pay Variable 3.68% (SOFR) Annually, 1/8/27 @ 2.00%	1	139,565	(162)
Barclays Bank	2 Year Interest Rate Swap, 1/12/29 Receive Fixed 2.00% Annually, Pay Variable 3.68% (SOFR) Annually, 1/8/27 @ 2.00%	1	134,735	(157)
Barclays Bank	Credit Default Swap, Protection Sold (Relevant Credit: Markit CDX.NA.HY.S45, 5 Year Index, 12/20/30), Receive 5.00% Quarterly, Pay upon credit default, 4/15/26 @ 1.02%*	1	27,550	(73)
Wells Fargo	iShares iBoxx USD High Yield Corporate Bond ETF, Call, 3/20/26 @ $81.00	172	1,388	(1)
Wells Fargo	iShares iBoxx USD High Yield Corporate Bond ETF, Call, 3/20/26 @ $81.00	172	1,388	(1)
Wells Fargo	iShares iBoxx USD High Yield Corporate Bond ETF, Put, 3/20/26 @ $81.00	172	1,388	(11)
Wells Fargo	iShares iBoxx USD High Yield Corporate Bond ETF, Put, 3/20/26 @ $81.00	172	1,388	(11)
Total OTC Options Written (Premiums $(235))				(416)
Total Options Written (Premiums $(235))				(416)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS 0.3%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana Co. Caa1*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	8	1	1	—
Goldman Sachs, Protection Sold (Relevant Credit: Markit CDX.NA.IG.S45, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	65,925	2,439	2,331	108
Goldman Sachs, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.17, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/15/56	4,588	(615)	(524)	(91)
JP Morgan, Protection Sold (Relevant Credit: Carvana Co., Caa1*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	8	1	1	—
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.17, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/15/56	6,437	(861)	(738)	(123)
Total Bilateral Credit Default Swaps, Protection Sold			1,071	(106)
Total Return Swaps 0.0%
JP Morgan, Receive Underlying Reference: Apollo Debt Solutions BDC At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	510	(4)	(3)	(1)
JP Morgan, Receive Underlying Reference: ARES Capital Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	665	(3)	1	(4)
JP Morgan, Receive Underlying Reference: ARES Capital Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	174	(2)	(1)	(1)
JP Morgan, Receive Underlying Reference: ARES Strategic Income Fund At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	190	—	(1)	1
JP Morgan, Receive Underlying Reference: Bain Capital Specialty Finance, Inc. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	174	(1)	—	(1)
JP Morgan, Receive Underlying Reference: Blackstone Secured Lending Fund At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	250	(1)	1	(2)
JP Morgan, Receive Underlying Reference: Blue Owl Capital Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	656	(7)	(2)	(5)
JP Morgan, Receive Underlying Reference: Blue Owl Capital Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	639	(7)	(1)	(6)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
JP Morgan, Receive Underlying Reference: Blue Owl Credit Income Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	377	(4)	(2)	(2)
JP Morgan, Receive Underlying Reference: Blue Owl Credit Income Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	417	(7)	(2)	(5)
JP Morgan, Receive Underlying Reference: Blue Owl Credit Income Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	499	(5)	(1)	(4)
JP Morgan, Receive Underlying Reference: Carlyle Secured Lending, Inc. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	174	(2)	—	(2)
JP Morgan, Receive Underlying Reference: Goldman Sachs Private Credit Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	264	(1)	—	(1)
JP Morgan, Receive Underlying Reference: Hercules Capital, Inc. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	230	(2)	—	(2)
JP Morgan, Receive Underlying Reference: HPS Corporate Lending Fund At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 5/19/26	251	(1)	—	(1)
JP Morgan, Receive Underlying Reference: iShares iBoxx USD Investment Grade Corporate Bond ETF Monthly, Pay Variable 3.68% (SOFR + 0.35%) Monthly, 1/19/28	13	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Receive Variable 3.68% (SOFR + 0.00%) Quarterly, 12/20/26	11,050	261	—	261
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Receive Variable 3.68% (SOFR + 0.00%) Quarterly, 3/20/26	5,600	58	—	58
Total Bilateral Total Return Swaps			(11)	281
Total Bilateral Swaps			1,060	175

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit: Dow Chemical Co.), Pay 1.00% Quarterly, Receive upon credit default, 12/20/30	1,250	3	(4)	7
Protection Bought (Relevant Credit: iTraxx Europe Sub Financials S44), Pay 1.00% Quarterly, Receive upon credit default, 12/20/30 (EUR)	46,650	(79)	57	(136)
Protection Bought (Relevant Credit: Markit CDX.EM.HY.S44, 5 Year Index), Pay 1.00% Quarterly, Receive upon credit default, 12/20/30	14,029	620	837	(217)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Bought (Relevant Credit: Markit CDX.NA.HY.S45, 5 Year Index), Pay 5.00% Quarterly, Receive upon credit default, 12/20/30	16,375	(1,269)	(1,359)	90
Total Centrally Cleared Credit Default Swaps, Protection Bought				(256)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: iTraxx Europe Senior Financials S44), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30 (EUR)	60,952	1,476	1,326	150
Protection Sold (Relevant Credit: Markit CDX.EM.S44, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	16,817	(222)	(332)	110
Protection Sold (Relevant Credit: Oracle Corp., Baa2*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	2,700	(67)	27	(94)
Protection Sold (Relevant Credit: SES SA, Ba1*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30 (EUR)	1,400	(67)	(65)	(2)
Total Centrally Cleared Credit Default Swaps, Protection Sold				164
Total Centrally Cleared Swaps				(92)
Net payments (receipts) of variation margin to date				$232
Variation margin receivable (payable) on centrally cleared swaps				$140

*	Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	3/3/26	COP	58,577	USD	16	$—
Bank of America	3/3/26	GBP	273	USD	375	(7)
Bank of America	3/3/26	USD	16	COP	58,577	—
Bank of America	3/3/26	USD	301	SGD	379	1
Bank of America	3/6/26	THB	129,375	USD	4,072	91
Bank of America	3/6/26	USD	811	PHP	48,087	(23)
Barclays Bank	3/3/26	BRL	7,170	USD	1,372	27
Barclays Bank	3/3/26	USD	1,392	BRL	7,170	(6)
Barclays Bank	3/6/26	USD	287	COP	1,090,798	(4)
Barclays Bank	3/6/26	USD	893	COP	3,407,600	(15)
Barclays Bank	4/16/26	TRY	61,465	USD	1,326	24
BNP Paribas	3/3/26	MYR	13	USD	3	—
BNP Paribas	3/3/26	USD	635	MYR	2,517	(12)
BNP Paribas	3/3/26	USD	5	MYR	20	—
BNP Paribas	3/4/26	THB	13,468	USD	434	—
BNP Paribas	4/2/26	USD	434	THB	13,468	—
Citibank NA	3/3/26	CNH	7,904	USD	1,153	(1)
Citibank NA	3/3/26	EGP	10,525	USD	220	—
Citibank NA	3/3/26	TWD	19,772	USD	629	4
Citibank NA	3/3/26	TWD	13,083	USD	419	1
Citibank NA	3/3/26	USD	219	EGP	10,525	—
Citibank NA	3/3/26	USD	289	SGD	364	1
Citibank NA	3/3/26	USD	416	TWD	13,083	(3)
Citibank NA	3/3/26	USD	632	TWD	19,772	(1)
Citibank NA	3/12/26	EGP	70,985	USD	1,352	117
Citibank NA	4/2/26	EGP	10,525	USD	217	(3)
Citibank NA	4/2/26	USD	1,156	CNH	7,904	—
Citibank NA	4/2/26	USD	629	TWD	19,772	(2)
Deutsche Bank	3/3/26	BRL	1,488	USD	280	10
Deutsche Bank	3/3/26	EGP	10,475	USD	220	(1)
Deutsche Bank	3/3/26	USD	289	BRL	1,488	(1)
Deutsche Bank	3/3/26	USD	1,130	CNH	7,841	(12)
Deutsche Bank	3/3/26	USD	219	EGP	10,475	—
Deutsche Bank	3/4/26	INR	28,264	USD	308	3
Deutsche Bank	3/4/26	USD	311	INR	28,264	—
Deutsche Bank	3/6/26	COP	5,055,570	USD	1,379	(32)
Deutsche Bank	3/6/26	USD	554	PHP	32,863	(16)
Deutsche Bank	3/6/26	USD	273	PHP	16,186	(8)
Deutsche Bank	4/10/26	KZT	430,745	USD	837	15
Deutsche Bank	4/10/26	USD	841	KZT	430,745	(11)
Deutsche Bank	4/17/26	HUF	958,413	USD	3,006	(9)
Goldman Sachs	3/4/26	KRW	942,463	USD	653	2
Goldman Sachs	3/4/26	USD	657	KRW	942,463	1
Goldman Sachs	3/4/26	USD	422	THB	13,173	(1)
Goldman Sachs	3/6/26	COP	8,038,392	USD	2,154	(13)
Goldman Sachs	3/6/26	PHP	240,435	USD	4,071	98
Goldman Sachs	3/12/26	USD	1,471	EGP	70,985	3
Goldman Sachs	4/2/26	USD	653	KRW	942,463	(1)
HSBC Bank	3/3/26	BRL	14,670	USD	2,849	13
HSBC Bank	3/3/26	MYR	2,428	USD	623	1
HSBC Bank	3/3/26	USD	2,808	BRL	14,670	(53)
HSBC Bank	3/6/26	USD	2,472	COP	9,107,815	47
HSBC Bank	4/2/26	USD	623	MYR	2,428	(2)
HSBC Bank	4/24/26	USD	2,091	AUD	3,090	(108)
JPMorgan Chase	3/3/26	BRL	1,870	USD	363	2
JPMorgan Chase	3/3/26	EGP	50	USD	1	—
JPMorgan Chase	3/3/26	IDR	9,445,986	USD	562	1

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
JPMorgan Chase	3/3/26	MYR	267	USD	68	$—
JPMorgan Chase	3/3/26	USD	361	BRL	1,870	(4)
JPMorgan Chase	3/3/26	USD	1	EGP	50	—
JPMorgan Chase	3/3/26	USD	563	IDR	9,445,986	—
JPMorgan Chase	3/3/26	USD	41	MYR	161	—
JPMorgan Chase	3/3/26	USD	3	MYR	10	—
JPMorgan Chase	3/6/26	USD	810	PHP	48,082	(23)
JPMorgan Chase	3/6/26	USD	794	PHP	47,130	(23)
JPMorgan Chase	3/9/26	MYR	16,670	USD	4,067	219
JPMorgan Chase	4/2/26	BRL	1,870	USD	358	4
JPMorgan Chase	4/2/26	EGP	317	USD	6	—
JPMorgan Chase	4/2/26	MYR	7	USD	2	—
JPMorgan Chase	4/2/26	USD	562	IDR	9,445,986	(1)
Morgan Stanley	3/3/26	BRL	14,354	USD	2,788	12
Morgan Stanley	3/3/26	USD	2,710	BRL	14,354	(90)
Morgan Stanley	3/3/26	USD	313	SGD	395	1
Morgan Stanley	5/22/26	USD	1,639	EUR	1,378	4
Morgan Stanley	5/22/26	USD	1,640	EUR	1,378	5
Morgan Stanley	5/22/26	USD	1,640	EUR	1,378	5
Morgan Stanley	5/22/26	USD	1,639	EUR	1,378	4
NatWest Markets PLC	3/3/26	SGD	400	USD	317	—
NatWest Markets PLC	3/3/26	SGD	744	USD	588	—
NatWest Markets PLC	4/2/26	USD	317	SGD	400	—
NatWest Markets PLC	4/2/26	USD	589	SGD	744	—
Nomura International PLC	4/24/26	USD	2,128	AUD	3,050	(42)
Royal Bank of Canada	3/3/26	EUR	594	USD	707	(6)
Royal Bank of Canada	3/3/26	USD	78	NOK	752	(1)
Royal Bank of Canada	3/4/26	INR	28,649	USD	315	—
Royal Bank of Canada	3/4/26	KRW	947,930	USD	660	(1)
Royal Bank of Canada	3/4/26	USD	316	INR	28,649	1
Royal Bank of Canada	3/4/26	USD	655	KRW	947,930	(4)
Royal Bank of Canada	3/6/26	COP	2,847,394	USD	758	1
Royal Bank of Canada	3/6/26	USD	295	COP	1,123,086	(4)
Royal Bank of Canada	3/6/26	USD	291	COP	1,127,405	(10)
Royal Bank of Canada	3/6/26	USD	369	COP	1,418,276	(9)
Royal Bank of Canada	3/6/26	USD	640	COP	2,414,902	(4)
Royal Bank of Canada	4/6/26	INR	28,649	USD	315	(1)
Royal Bank of Canada	4/24/26	USD	2,665	CAD	3,669	(30)
Societe Generale SA	3/3/26	CLP	127,099	USD	146	—
Societe Generale SA	3/3/26	COP	2,118,943	USD	569	(4)
Societe Generale SA	3/3/26	PEN	821	USD	245	—
Societe Generale SA	3/3/26	USD	148	CLP	127,099	2
Societe Generale SA	3/3/26	USD	563	COP	2,118,943	(2)
Societe Generale SA	3/3/26	USD	245	PEN	821	—
Standard Chartered	3/3/26	BRL	7,475	USD	1,375	83
Standard Chartered	3/3/26	USD	1,452	BRL	7,475	(7)
Standard Chartered	3/6/26	USD	810	PHP	48,087	(23)
Standard Chartered	3/9/26	USD	1,452	MYR	5,835	(48)
Standard Chartered	3/9/26	USD	2,695	MYR	10,835	(91)
State Street	3/2/26	USD	34	CAD	46	—
State Street	3/2/26	USD	46	CAD	63	—
State Street	3/2/26	USD	1	CAD	1	—
State Street	3/3/26	AUD	2	USD	1	—
State Street	3/3/26	BRL	230	USD	44	1
State Street	3/3/26	BRL	178	USD	34	1
State Street	3/3/26	CHF	1	USD	1	—
State Street	3/3/26	CHF	5	USD	7	—
State Street	3/3/26	CHF	8	USD	10	—
State Street	3/3/26	CLP	99,574	USD	116	(1)
State Street	3/3/26	CLP	13,165	USD	15	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	3/3/26	CLP	14,360	USD	17	$—
State Street	3/3/26	CNH	29	USD	4	—
State Street	3/3/26	COP	20,877	USD	6	—
State Street	3/3/26	CZK	36	USD	2	—
State Street	3/3/26	EUR	9	USD	11	—
State Street	3/3/26	EUR	1	USD	1	—
State Street	3/3/26	GBP	1	USD	1	—
State Street	3/3/26	GBP	6	USD	8	—
State Street	3/3/26	HUF	98,051	USD	305	2
State Street	3/3/26	HUF	841	USD	3	—
State Street	3/3/26	HUF	16,952	USD	53	—
State Street	3/3/26	HUF	603	USD	2	—
State Street	3/3/26	IDR	40,937	USD	2	—
State Street	3/3/26	JPY	66,415	USD	433	(7)
State Street	3/3/26	JPY	560	USD	4	—
State Street	3/3/26	JPY	1,887	USD	12	—
State Street	3/3/26	MXN	4,252	USD	247	—
State Street	3/3/26	MXN	44	USD	3	—
State Street	3/3/26	MXN	44	USD	3	—
State Street	3/3/26	NOK	21	USD	2	—
State Street	3/3/26	NZD	187	USD	113	(1)
State Street	3/3/26	NZD	2	USD	1	—
State Street	3/3/26	NZD	2	USD	1	—
State Street	3/3/26	PEN	5	USD	1	—
State Street	3/3/26	PEN	4	USD	1	—
State Street	3/3/26	PLN	288	USD	81	(1)
State Street	3/3/26	SEK	2,662	USD	301	(6)
State Street	3/3/26	SEK	10	USD	1	—
State Street	3/3/26	SEK	53	USD	6	—
State Street	3/3/26	SEK	11	USD	1	—
State Street	3/3/26	SGD	7	USD	6	—
State Street	3/3/26	TRY	19,194	USD	432	5
State Street	3/3/26	TRY	322	USD	7	—
State Street	3/3/26	TRY	80	USD	2	—
State Street	3/3/26	TRY	111	USD	3	—
State Street	3/3/26	TWD	56	USD	2	—
State Street	3/3/26	TWD	152	USD	5	—
State Street	3/3/26	TWD	6,405	USD	205	—
State Street	3/3/26	TWD	76	USD	2	—
State Street	3/3/26	USD	25	AUD	35	—
State Street	3/3/26	USD	1	BRL	5	—
State Street	3/3/26	USD	4	BRL	21	—
State Street	3/3/26	USD	59	CHF	45	—
State Street	3/3/26	USD	5	CNH	36	—
State Street	3/3/26	USD	2	CNH	15	—
State Street	3/3/26	USD	6	CNH	41	—
State Street	3/3/26	USD	46	COP	167,059	1
State Street	3/3/26	USD	22	COP	82,580	—
State Street	3/3/26	USD	527	COP	1,948,758	8
State Street	3/3/26	USD	39	CZK	801	—
State Street	3/3/26	USD	209	CZK	4,273	1
State Street	3/3/26	USD	2	CZK	49	—
State Street	3/3/26	USD	5	CZK	95	—
State Street	3/3/26	USD	49	EUR	41	1
State Street	3/3/26	USD	52	EUR	44	—
State Street	3/3/26	USD	2	EUR	2	—
State Street	3/3/26	USD	6	GBP	4	—
State Street	3/3/26	USD	6	HUF	1,917	—
State Street	3/3/26	USD	5	HUF	1,681	—
State Street	3/3/26	USD	6	IDR	102,108	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	3/3/26	USD	58	IDR	965,726	$—
State Street	3/3/26	USD	5	IDR	91,695	—
State Street	3/3/26	USD	9	JPY	1,366	—
State Street	3/3/26	USD	2	JPY	315	—
State Street	3/3/26	USD	9	JPY	1,376	—
State Street	3/3/26	USD	4	MXN	65	—
State Street	3/3/26	USD	3	MXN	46	—
State Street	3/3/26	USD	13	NOK	124	—
State Street	3/3/26	USD	37	NOK	354	—
State Street	3/3/26	USD	1	NOK	11	—
State Street	3/3/26	USD	2	NZD	4	—
State Street	3/3/26	USD	247	PEN	829	—
State Street	3/3/26	USD	1	PLN	4	—
State Street	3/3/26	USD	23	PLN	83	—
State Street	3/3/26	USD	6	SEK	49	—
State Street	3/3/26	USD	9	SGD	11	—
State Street	3/3/26	USD	1	SGD	2	—
State Street	3/3/26	USD	204	TWD	6,405	(1)
State Street	3/3/26	USD	2	TWD	76	—
State Street	3/3/26	USD	2	TWD	56	—
State Street	3/3/26	USD	5	TWD	152	—
State Street	3/3/26	USD	1	ZAR	23	—
State Street	3/3/26	ZAR	884	USD	55	—
State Street	3/3/26	ZAR	19	USD	1	—
State Street	3/4/26	ILS	7	USD	2	—
State Street	3/4/26	ILS	1,178	USD	377	(1)
State Street	3/4/26	INR	491	USD	5	—
State Street	3/4/26	INR	113	USD	1	—
State Street	3/4/26	INR	219	USD	2	—
State Street	3/4/26	KRW	20,076	USD	14	—
State Street	3/4/26	KRW	2,463	USD	2	—
State Street	3/4/26	KRW	3,521	USD	2	—
State Street	3/4/26	KRW	13,551	USD	9	—
State Street	3/4/26	THB	58	USD	2	—
State Street	3/4/26	USD	354	ILS	1,099	3
State Street	3/4/26	USD	20	ILS	61	—
State Street	3/4/26	USD	5	ILS	17	—
State Street	3/4/26	USD	3	ILS	8	—
State Street	3/4/26	USD	2	INR	219	—
State Street	3/4/26	USD	5	INR	491	—
State Street	3/4/26	USD	1	INR	113	—
State Street	3/4/26	USD	9	KRW	13,551	—
State Street	3/4/26	USD	2	KRW	3,521	—
State Street	3/4/26	USD	2	KRW	2,463	—
State Street	3/4/26	USD	14	KRW	20,076	—
State Street	3/4/26	USD	2	THB	53	—
State Street	3/4/26	USD	6	THB	189	—
State Street	3/4/26	USD	4	THB	111	—
State Street	3/19/26	ILS	11	USD	4	—
State Street	4/1/26	USD	81	CAD	110	—
State Street	4/2/26	GBP	0	USD	372	—
State Street	4/2/26	HUF	0	USD	354	—
State Street	4/2/26	JPY	0	USD	423	—
State Street	4/2/26	KRW	3,105	USD	2	—
State Street	4/2/26	NZD	0	USD	112	—
State Street	4/2/26	PLN	0	USD	56	—
State Street	4/2/26	SEK	0	USD	298	—
State Street	4/2/26	THB	105	USD	3	—
State Street	4/2/26	TRY	0	USD	438	—
State Street	4/2/26	TWD	62	USD	2	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	4/2/26	USD	24	AUD	33	$—
State Street	4/2/26	USD	2	BRL	12	—
State Street	4/2/26	USD	41	CHF	31	—
State Street	4/2/26	USD	17	CLP	14,360	—
State Street	4/2/26	USD	252	CZK	5,182	—
State Street	4/2/26	USD	8	IDR	139,127	—
State Street	4/2/26	ZAR	0	USD	55	—
State Street	4/3/26	USD	377	ILS	1,178	—
State Street	4/6/26	COP	12,706	USD	3	—
State Street	4/6/26	COP	1,948,758	USD	523	(8)
State Street	4/6/26	INR	143	USD	2	—
State Street	4/6/26	MXN	0	USD	245	—
State Street	4/6/26	PEN	4	USD	1	—
State Street	4/6/26	PEN	829	USD	246	—
State Street	4/7/26	USD	128	NOK	1,220	—
State Street	4/24/26	USD	449	CAD	608	3
State Street	5/22/26	EUR	105	USD	125	—
Toronto Dominion	3/6/26	COP	4,052,245	USD	1,093	(14)
UBS	3/3/26	BRL	4,745	USD	909	16
UBS	3/3/26	BRL	9,634	USD	1,853	27
UBS	3/3/26	IDR	8,327,394	USD	496	—
UBS	3/3/26	PHP	1,492	USD	25	1
UBS	3/3/26	USD	1,871	BRL	9,634	(8)
UBS	3/3/26	USD	921	BRL	4,745	(4)
UBS	3/3/26	USD	609	EUR	517	(1)
UBS	3/3/26	USD	495	IDR	8,327,394	(2)
UBS	3/3/26	USD	26	PHP	1,492	—
UBS	3/6/26	USD	316	COP	1,211,998	(6)
UBS	3/6/26	USD	331	COP	1,277,726	(9)
UBS	3/6/26	USD	330	COP	1,277,726	(10)
UBS	3/6/26	USD	1,452	THB	45,281	(5)
UBS	3/6/26	USD	2,697	THB	84,094	(9)
UBS	4/2/26	EUR	0	USD	610	—
UBS	4/6/26	PHP	1,492	USD	26	—
UBS	4/17/26	HUF	267,010	USD	827	8
UBS	4/17/26	USD	3,675	HUF	1,225,423	(157)
UBS	4/24/26	AUD	6,140	USD	4,101	267
UBS	6/2/26	USD	890	BRL	4,745	(16)
UBS	6/2/26	USD	1,814	BRL	9,634	(26)
Wells Fargo	3/6/26	COP	4,641,790	USD	1,204	32
Wells Fargo	3/6/26	USD	312	COP	1,178,062	(1)
Net unrealized gain (loss) on open forward currency exchange contracts						$113

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 20 Mini ten year JGB contracts	03/26	1,702	$(2)
Short, 11 E-mini S&P 500 contracts	03/26	(378)	(1)
Short, 7 Euro BOBL contracts	06/26	(975)	(2)
Long, 5 Euro BTP contracts	06/26	719	1
Long, 2 Euro BUXL thirty year bond contracts	06/26	266	1
Long, 8 Euro OAT contracts	06/26	1,165	2
Short, 20 Euro SCHATZ contracts	06/26	(2,527)	(1)
Short, 23 Euro-Bund contracts	06/26	(3,502)	(9)
Long, 7 U.S. Treasury Notes ten year contracts	06/26	793	4
Long, 31 Ultra U.S. Treasury Notes ten year contracts	06/26	3,599	19
Short, 20 Government of Canada five year bond contracts	06/26	(1,679)	(4)
Short, 12 Government of Canada ten year bond contracts	06/26	(1,072)	(4)
Short, 7 Long Gilt contracts	06/26	(873)	(12)
Long, 123 U.S. Treasury Notes five year contracts	06/26	13,518	30
Long, 272 U.S. Treasury Notes two year contracts	06/26	56,859	64
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$86

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Institutional Floating Rate Fund - Z Class	$(10)	$(28)	$222
T. Rowe Price Government Reserve Fund	—	—	298++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$(10)#	$(28)	$520+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 2/28/26
T. Rowe Price Institutional Floating Rate Fund - Z Class	$5,600	220	3,255	$2,537
T. Rowe Price Government Reserve Fund	18,333	¤	¤	5,897
T. Rowe Price Treasury Reserve Fund	—	¤	¤	3,148
	Total			$11,582^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $520 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $11,645.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE TOTAL RETURN ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$376,815	$—	$376,815
Corporate Bonds	—	92,872	1,884	94,756
Bank Loans	—	31,514	3,089	34,603
Asset-Backed Securities	—	72,701	229	72,930
Bond Funds	2,537	—	—	2,537
Common Stocks	—	17	—	17
Convertible Preferred Stocks	437	—	727	1,164
Preferred Stocks	—	—	687	687
Short-Term Investments	5,897	—	—	5,897
Securities Lending Collateral	3,148	—	—	3,148
Options Purchased	—	1,140	—	1,140
Total	12,019	575,059	6,616	593,694
Swaps*	—	3,117	—	3,117
Forward Currency Exchange Contracts	—	1,180	—	1,180
Futures Contracts*	121	—	—	121
Total	$12,140	$579,356	$6,616	$598,112
Liabilities
TBA Sale Commitments	$—	$7,208	$—	$7,208
Options Written	—	416	—	416
Swaps*	—	1,974	—	1,974
Forward Currency Exchange Contracts	—	1,067	—	1,067
Futures Contracts*	35	—	—	35
Total	$35	$10,665	$—	$10,700

[1]	Includes Convertible Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2026, totaled $(36,000) for the period ended February 28, 2026. During the period, transfers into level 3 resulted from a lack of observable market data for the security and transfers out of level 3 were because observable market data became available for the security.

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Beginning Balance 5/31/25	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Into Level 3	Transfer Out of Level 3	Ending Balance 2/28/26
Investment in Securities
Bank Loans	$1,129	$(7)	$2,818	$(1,147)	$1,102	$(806)	$3,089
Preferred Stocks	250	(10)	447	—	—	—	687
Asset-Backed Securities	274	(29)	244	(260)	—	—	229
Convertible Preferred Stocks	400	(7)	334	—	—	—	727
Corporate Bonds	—	—	1,884	—	—	—	1,884
Total	$2,053	$(53)	$5,727	$(1,407)	$1,102	$(806)	$6,616
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF988-054Q3
02/26